Vanguard SP Mid-Cap 400 Value Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard SP Mid-Cap 400 Value Index Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39